15. NON-CURRENT ASSETS HELD FOR SALE (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNoncurrentAssetsHeldForSaleLineItems [Line Items]
Non-current assets held for sale	$ 31,092	$ 0
Plant and equipment
DisclosureOfNoncurrentAssetsHeldForSaleLineItems [Line Items]
Non-current assets held for sale	$ 31,092	$ 0